Deferred Revenue - Summary Of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed Information About Deferred Revenue [Abstract]
Balance, January 1	$ 386	$ 319
Cash received in advance of revenue recognition	704	1,067
Revenue subsequently recognized	(725)	(996)
Currency translation effects	3	(4)
Ending Balance	368	386
Current deferred revenues	355	375
Non-current deferred revenues	$ 13	$ 11